May 27, 1998



Dear Fellow Shareholders:

     Nicholas II returned 18.96% during the past six months ended  March 31,
1998.  This  compares  to    6.37%  for  the  Russell  2000  small company
index  and  8.23%  for mid-cap  funds.  Nicholas   II   is  categorized in
most publications as a mid-cap fund, however, it contains a combination of small and mid-cap securities.

     As seen in the chart below, Nicholas II has generally been an excellent performer compared to its benchmark indices.


                                                        Average Annual
                                  Six                   Total Return*
                                 Month   1 Year     3 Years    5 Years    10 Years
                                 -----   ------     -------    -------    --------
   Nicholas II, Inc.
     (Distributions Reinvested)  +18.96%    +54.64%    +30.08%    +20.89%     +16.33%
   Mid Cap Funds**
     (Dividends Reinvested)      + 8.23%    +43.06%    +24.67%    +17.80%     +16.89%
   Russell 2000 Index
     (Dividends Reinvested)      + 6.37%    +42.01%    +24.42%    +17.67%     +14.85%
   Consumer Price Index          + 0.43%    + 1.31%    + 2.30%    + 2.45%     + 3.34%
   Ending value of $10,000
     invested in Nicholas II
     (Distributions Reinvested)  $11,896   $15,464   $22,011     $25,820     $45,373



   Performance has been driven by good stock selection in areas such as business services, telecommunications, healthcare, and financials. The Funds underweighting in areas such as speculative technology and real estate investment trusts also helped its relative performance.

   Looking toward the future, valuation levels, especially among large capitalization stocks continues to concern us. High valuation levels mean a much larger downside risk when company fundamentals do not meet investor expectations. Therefore, it is more important than ever to be invested in quality companies that perform in line with expectations. We continue
to strive to limit   risk in the portfolio by holding quality businesses with
reasonable to attractive valuations. We will not however try to time the market by going to a large cash position. This is a futile exercise in our opinion that only stands to limit your long-term potential.

   The performance differential between large well known companies and the small lesser known companies that Nicholas II invests with, has caused a large valuation discrepancy when looking at price/earning ratios in relation to growth rates. 1998 has proven to be tough fundamentally for the large companies, especially technology, due to the Asian economic crisis. This situation may help narrow the valuation gap between large and small companies which would benefit Nicholas II on a relative basis.

   Finally, I heard an analogy to this long historical bull market that seems appropos. It is a "Titanic" market. The party goes on even as the large ship approaches an iceberg. We all know what happens in the end. The lesson learned from the disaster which should be applied to today's market is to be cautious and prepare for all possible risks. Our staff at Nicholas Company is working hard to be cautious, keeping in mind long-term potential.

   Thank you for your interest and continued support in the Nicholas II fund.

                                       Sincerely,


                                  /s/  David O. Nicholas
                                       ------------------
                                       David O. Nicholas
                                       Portfolio Manager

   *Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value and return will fluctuate so an investment, when redeemed, may be worth more or less than original cost.
   **Based on Lipper Investment Objective performance summary for all mid cap funds followed by Lipper Analytical Services, Inc.


FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
---------------------------------------------------------------------
---------------------------------------------------------------------

                                           Six Months
                                             Ended
                                            March 31,
                                              1998                    Year ended September 30,
                                                         --------------------------------------------------------
                                           (unaudited)       1997       1996       1995       1994       1993
                                           -----------       ----       ----       ----       ----       ----
NET ASSET VALUE, BEGINNING OF PERIOD         $40.65         $33.34     $30.07     $26.71     $26.94     $24.53

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income..................       .02            .08        .10        .24        .21        .21
  Net gains on securities
     (realized and unrealized)...........      6.71          10.47       5.84       5.22       1.23       3.24
                                             ------         ------     ------     ------     ------     ------
   Total from investment operations......      6.73          10.55       5.94       5.46       1.44       3.45
                                             ------         ------     ------     ------     ------     ------

  LESS DISTRIBUTIONS:
  Dividends (from net
     investment income)..................      (.07)          (.08)      (.18)      (.21)      (.20)      (.24)
  Distributions (from capital gains).....     (5.24)         (3.16)     (2.49)     (1.89)     (1.47)      (.80)
                                             ------          -----      -----      -----      -----      -----
     Total distributions.................     (5.31)         (3.24)     (2.67)     (2.10)     (1.67)     (1.04)
                                             ------          -----      -----      -----      -----      -----
NET ASSET VALUE, END OF PERIOD...........    $42.07         $40.65     $33.34     $30.07     $26.71     $26.94
                                             ------         ------     ------     ------     ------     ------
                                             ------         ------     ------     ------     ------     ------

TOTAL RETURN.............................     18.96%**       34.94%     21.35%     22.39%      5.49%     14.19%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions).....  $1,177.1         $994.4     $774.8     $682.2     $624.7    $715.8
Ratio of expenses to average net assets..      .60%*          .61%       .62%       .66%       .67%      .67%
Ratio of net investment income
  to average net assets..................      .11%*          .23%       .29%       .68%       .72%      .79%
Portfolio turnover rate..................    13.55%*        30.21%     24.47%     19.63%     17.38%    27.32%
Average commission rate paid by
  the Fund on portfolio investment
  transactions***........................    $0.0490       $0.0491    $0.0468    $0.0480      --        --

  *Annualized
 **Not annualized
***Disclosure of this rate is required by the Securities and Exchange Commission on a prospective basis beginning with the Fund's 1996 fiscal year end.  The Fund has chosen to disclose this rate beginning in fiscal 1995.

TOP TEN EQUITY HOLDINGS
March 31, 1998 (Unaudited)
----------------------------------------------------------------------

                                                            Percentage of
                                                          Total Net Assets
                                                          ----------------
Health Management Associates, Inc. - Class A..............      5.33%
Mutual Risk Management Ltd................................      3.56%
Fiserv, Inc...............................................      3.46%
Elan Corporation, plc.....................................      2.97%
Tootsie Roll Industries, Inc..............................      2.97%
Arbor Drugs, Inc..........................................      2.83%
PanAmSat Corporation......................................      2.77%
Protective Life Corporation...............................      2.76%
Expeditors International of Washington, Inc...............      2.62%
Quorum Health Group, Inc..................................      2.61%
                                                               -------
          Total of top ten holdings.......................     31.88%
                                                               -------
                                                               -------


             The accompanying notes to financial statements
                are an integral part of these statements.

SCHEDULE OF INVESTMENTS
March 31, 1998 (unaudited)

   Shares or                                        Quoted
   Principal                                        Market
     Amount                                          Value
  -----------                                    ------------
                                                 (Note 1 (a))
COMMON STOCKS - 96.81%
            BANKS AND FINANCE - 9.47%
    458,187 Associated Banc-Corp                   24,713,461
    244,687 Fifth Third Bancorp                    20,920,739
      8,853 First National Bank
             of Anchorage (The)                    26,116,350
    413,287 Litchfield Financial Corporation +      9,092,314
    527,900 Marshall & Ilsley Corporation          30,684,187
                                               ---------------
                                                  111,527,051
                                               ---------------
            BUSINESS SERVICES - 12.19%
    535,000 Checkfree Holdings Corporation *       11,836,875
    345,000 ENVOY Corporation *                    14,835,000
    642,500 Fiserv, Inc. *                         40,718,438
    466,062 G&K Services, Inc. - Class A           20,448,470
    665,000 Select Appointments (Holdings)
             Public Limited Company                16,791,250
    708,500 Thermo Instrument Systems Inc. *       23,469,062
    662,000 Viking Office Products, Inc. *         15,391,500
                                               ---------------
                                                  143,490,595
                                               ---------------
            CONSUMER PRODUCTS AND SERVICES - 4.13%
    313,850 Newell Co.                             15,202,109
    618,500 Thermedics Inc. *                      11,017,031
    407,700 ThermoTrex Corporation *                8,612,663
    351,200 Valspar Corporation (The)              13,784,600
                                               ---------------
                                                   48,616,403
                                               ---------------
            FOOD AND BEVERAGE - 2.97%
    486,953 Tootsie Roll Industries, Inc.          34,908,443
                                               ---------------
            HEALTH CARE PRODUCTS - 14.13%
    340,000 BioChem Pharma Inc. *                   8,223,750
    325,000 Biogen, Inc. *                         15,660,938
    341,639 Block Drug Company, Inc. - Class A     14,348,838
    887,200 DENTSPLY International Inc.            27,669,550
    541,200 Elan Corporation, plc *                34,975,050
    752,000 Forest Laboratories, Inc. *            28,200,000
    277,500 Sofamor Danek Group, Inc. *            23,656,875
    242,050 Thermo Cardiosystems Inc. *             6,550,478
    375,150 Trex Medical Corporation *              7,057,509
                                               ---------------
                                                  166,342,988
                                               ---------------
            HEALTH CARE SERVICES - 17.54%
    401,585 American HomePatient, Inc. *            7,805,809
    184,779 Cardinal Health, Inc.                  16,295,198
    621,000 Emeritus Corporation * +                8,073,000
    508,750 Health Care and
             Retirement Corporation *              21,844,453
  2,189,989 Health Managememt Associates,
             Inc. - Class A *                      62,688,435
    884,400 Patterson Dental Company *             27,416,400
    693,750 PhyCor, Inc. *                         15,652,734
    913,750 Quorum Health Group, Inc. *            30,724,844
    531,346 Vencor, Inc. *                         15,907,171
                                               ---------------
                                                  206,408,044
                                               ---------------
            INDUSTRIAL PRODUCTS AND SERVICES - 3.81%
    606,500 General Cable Corporation              27,519,938
    555,000 Superior Services, Inc. *              17,309,062
                                               ---------------
                                                   44,829,000
                                               ---------------
            INSURANCE - 7.82%
    446,100 Liberty Financial Companies, Inc.      17,648,831
  1,238,400 Mutual Risk Management Ltd.            41,950,800
    445,000 Protective Life Corporation            32,485,000
                                               ---------------
                                                   92,084,631
                                               ---------------
            MEDIA, COMMUNICATIONS
             AND ENTERTAINMENT - 9.78%
    460,000 American Mobile
             Satellite Corporation *                6,555,000
    753,400 Computer Products, Inc. *              17,563,638
    575,000 General Motors
             Corporation-Class H *                 26,018,750
    655,000 LCI International, Inc. *              25,217,500
    535,000 PanAmSat Corporation *                 32,568,125
    222,000 Penske Motorsports, Inc. *              7,159,500
                                               ---------------
                                                  115,082,513
                                               ---------------
            REAL ESTATE - 1.13%
    431,120 Meditrust Corp, Paired ctf.            13,310,830
                                               ---------------
            RETAIL TRADE - 9.59%
  1,414,125 Arbor Drugs, Inc.                      33,320,321
    685,000 AutoZone, Inc. *                       23,204,375
    246,400 Kohl's Corporation *                   20,143,200
  1,006,000 OfficeMax, Inc. *                      17,982,250
    660,000 O'Reilly Automotive, Inc. *            18,191,250
                                               ---------------
                                                  112,841,396
                                               ---------------
            TRANSPORTATION - 4.25%
    718,000 Expeditors International of
             Washington, Inc.                      30,784,250
    693,892 Heartland Express, Inc. *              19,255,503
                                               ---------------
                                                   50,039,753
                                               ---------------
              TOTAL COMMON STOCKS               1,139,481,647
               (cost $529,306,759)             ---------------

CONVERTIBLE BONDS - 0.68%
$7,000,000 Emeritus Corporation +
            6.25%, due January 1, 2006              5,565,000

 2,500,000 ThermoTrex Corporation
            3.25%, Due November 1, 2007             2,415,625
                                               ---------------
              TOTAL CONVERTIBLE BONDS
               (cost $8,480,500)                    7,980,625
                                               ---------------

SHORT-TERM INVESTMENTS - 2.79%
            Commercial Paper - 2.24%
 $6,000,000 Quad/Graphics, Inc.,
             5.75%, due April 2, 1998               5,999,042

  1,900,000 Banta Corporation,
             5.70%, due April 6, 1998               1,898,496

  1,250,000 Harnischfeger Industries, Inc.,
             5.75%, due April 6, 1998               1,249,002

  1,250,000 Fiserv, Inc.,
             5.75%, due April 8, 1998               1,248,602

  3,500,000 Lockheed Martin Corporation,
             5.70%, due April 8, 1998               3,496,121

  2,250,000 Briggs & Stratton Corporation,
             5.70%, due April 13, 1998              2,245,725

  2,750,000 Cox Enterprises, Inc.
             5.72%, due April 14, 1998              2,744,320

  2,000,000 Fiserv, Inc.,
             5.70%, due April 15, 1998              1,995,567

  3,590,000 Briggs & Stratton Corporation,
             5.75%, due April 17, 1998              3,580,825

  2,000,000 Fiserv, Inc.,
             5.70%, due April 20, 1998              1,993,983
                                               ---------------
                                                   26,451,683
                                               ---------------

            Variable Rate Demand Notes - 0.55%
  3,411,543 Johnson Controls, Inc.,
             5.29%, due April 1, 1998               3,411,543
    183,000 Pitney Bowes Credit Corporation
             5.29%, due April 1, 1998                 183,000
  2,901,092 Warner-Lambert Company,
             5.27%, due April 1, 1998               2,901,092
                                               ---------------
                                                    6,495,635
                                               ---------------
             TOTAL SHORT-TERM INVESTMENTS
               (cost $32,858,959)                   32,947,318
                                               ----------------
             TOTAL INVESTMENTS
               (cost $570,646,218)                1,180,409,590
                                               ----------------
           LIABILITIES, NET OF CASH
             AND RECEIVABLES - (0.28%)              (3,345,143)
                                               ----------------
             TOTAL NET ASSETS (Basis of
              percentages disclosed above)      $1,177,064,447
                                               ----------------
                                               ----------------


 * Nondividend paying security.
 + This company is affiliated with the Fund as defined in Section 2(a)(3) of the Investment Company Act of 1940, in that the Fund holds 5% or more of its outstanding voting securities. (Note 5)

                The accompanying notes to financial statements
                   are an integral part of this schedule.

HISTORICAL RECORD (Unaudited)
----------------------------------------------------------------------

                                               Net Investment                        Dollar         Growth of
                                  Net             Income       Capital Gain         Weighted        An Initial
                               Asset Value     Distributions   Distributions     Price/Earnings      $10,000
                                Per Share        Per Share       Per Share          Ratio**         Investment
                               -----------     --------------  -------------     --------------     ----------
October 17, 1983*               $10.00            $  ---           $ ---             ---              $10,000
September 30, 1986...........    16.90             0.1630          0.0610            15.0 times        17,581
September 30, 1987...........    21.01             0.4200          0.5130            20.9              23,108
September 30, 1988...........    18.58             0.3380          1.3030            15.0              22,766
September 30, 1989...........    21.76             0.3350          0.0800            17.1              27,291
September 30, 1990...........    17.39             0.3124          0.6686            14.8              22,888
September 30, 1991...........    23.87             0.3422          0.1434            17.8              32,250
September 30, 1992...........    24.53             0.2447          0.4042            17.3              34,052
September 30, 1993...........    26.94             0.2350          0.8000            18.1              38,885
September 30, 1994...........    26.71             0.2000          1.4700            18.5              41,020
September 30, 1995...........    30.07             0.2056          1.8944            20.8              50,205
September 30, 1996...........    33.34             0.1750          2.4979            28.9              60,922
September 30, 1997...........    40.65             0.0779          3.1621            31.4              82,206
March 31, 1998...............    42.07             0.0679 (a)      5.2413 (a)        32.9              97,791


  *Date of Initial Public Offering.                             (a) Paid December 31, 1997 to shareholders of
 **Based on latest 12 months accomplished earnings.                 record December 24, 1997.
***Assuming reinvestment of all distributions.

  Range in quarter end price/earnings ratios
    High                  Low
-------------        -------------
3/31/98  32.9        9/30/85  11.7

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1998 (unaudited)
----------------------------------------------------------------------

ASSETS:
     Investments in securities at market value (Note 1 (a))--
          Nonaffiliated issuers (cost $551,695,471)-see accompanying schedule of investments.....$1,157,679,276
          Affiliated issuers (cost $18,950,747)-see accompanying schedule of investments (Note 5)    22,730,314
                                                                                                 --------------
               Total investments................................................................  1,180,409,590
                                                                                                 --------------
     Cash.......................................................................................        120,537
     Dividends and interest receivable..........................................................        559,800
                                                                                                 --------------
               Total assets.....................................................................  1,181,089,927
                                                                                                 --------------

LIABILITIES:
     Payables --
          Investment securities purchased.......................................................      3,253,175
          Management fee (Note 2)...............................................................        482,845
          Other payables and accrued expenses...................................................        289,460
                                                                                                 --------------
               Total liabilities................................................................      4,025,480
                                                                                                 --------------
               Total net assets ................................................................ $1,177,064,447
                                                                                                 --------------
                                                                                                 --------------

NET ASSETS CONSIST OF:
     Fund shares issued and outstanding.........................................................   $530,131,707
     Net unrealized appreciation on investments (Note 3)........................................    609,675,013
     Accumulated undistributed net realized gains on investments................................     36,749,585
     Accumulated undistributed net investment income............................................        508,142
                                                                                                 --------------
                                                                                                 $1,177,064,447
                                                                                                 --------------
                                                                                                 --------------

NET ASSET VALUE PER SHARE ($.01 par value, 200,000,000 shares authorized)
     offering price and redemption price ($1,177,064,447 / 27,979,903 shares
     outstanding)...............................................................................         $42.07
                                                                                                         ------
                                                                                                         ------


               The accompanying notes to financial statements
                  are an integral part of this statement.

STATEMENT OF OPERATIONS
For the six months ended March 31, 1998 (unaudited)
----------------------------------------------------------------------

INCOME:
    Dividends (Note 1 (d)) -
       Nonaffiliated issuers ............................................................  $  2,708,515
       Affiliated issuers (Note 5).......................................................        24,797
    Interest.............................................................................       915,050
                                                                                          -------------
                                                                                              3,648,362
                                                                                          -------------

EXPENSES:
    Management fee (Note 2)..............................................................     2,663,194
    Transfer agent fees..................................................................       232,189
    Registration fees....................................................................        79,570
    Custodian fees.......................................................................        25,098
    Legal fees...........................................................................        22,140
    Postage and mailing fees.............................................................        21,320
    Printing ............................................................................        18,777
    Audit and tax consulting fees........................................................        10,375
    Insurance............................................................................         8,264
    Telephone............................................................................         7,462
    Directors' fees......................................................................         6,000
    Other expenses.......................................................................           997
                                                                                          -------------
                                                                                              3,095,386
                                                                                          -------------
          Net investment income..........................................................       552,976
                                                                                          -------------


NET REALIZED GAINS ON INVESTMENTS (Note 1 (b)):
    Nonaffiliated issuers ...............................................................    37,073,279
    Affiliated issuers (Note 5)..........................................................           ---
                                                                                          -------------
                                                                                             37,073,279
                                                                                          -------------

NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS ..................................   148,281,262
                                                                                          -------------
     Net gains on investments.............................................................  185,354,541
                                                                                          -------------
     Net increase in net assets resulting from operations................................. $185,907,517
                                                                                          -------------
                                                                                          -------------


           The accompanying notes to financial statements are an integral part of this statement.

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 1998 (unaudited) and the year ended September 30, 1997
---------------------------------------------------------------------

                                                                             1998                 1997
                                                                        --------------        ------------
OPERATIONS:
    Net investment income..............................................$      552,976         $  1,971,980
    Net realized gains on investments (Note 1 (b)).....................    37,073,279          134,967,832
    Net increase in unrealized appreciation on investments.............   148,281,262          122,983,697
                                                                       --------------         ------------
             Net increase in net assets
               resulting from operations...............................   185,907,517          259,923,509
                                                                       --------------         ------------

DISTRIBUTIONS TO SHAREHOLDERS:
    Distributions from net investment income
      ($0.0679 and $0.0779 per share, respectively)....................    (1,660,429)          (1,794,421)
    Distributions from net realized gains on investment transactions
      ($5.2413 and $3.1621 per share, respectively)....................  (128,170,972)         (72,841,242)
                                                                       --------------          -----------
            Total distributions........................................  (129,831,401)         (74,635,663)
                                                                       --------------          ------------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares issued (1,957,735 and 1,483,510
      shares, respectively)............................................    77,941,942           51,370,208
    Net asset value of shares issued in distributions from net investment income and net realized gains (3,389,898 and 2,289,431
      shares, respectively) ...........................................   120,443,058           69,507,135
    Cost of shares redeemed (1,830,711 and 2,545,256 shares,
      respectively)....................................................   (71,777,094)         (86,539,799)
                                                                       --------------          ------------
             Increase in net assets derived from capital
               share transactions......................................   126,607,706           34,337,544
                                                                       --------------         ------------
             Total increase in net assets..............................   182,683,822          219,625,390
                                                                       --------------         ------------

NET ASSETS, at the beginning of the period (including undistributed net
  investment income of $1,615,595 and $1,438,036, respectively)........   994,380,625          774,755,235
                                                                       --------------         ------------

NET ASSETS, at the end of the period (including undistributed net
  investment income of $508,142 and $1,615,595, respectively)..........$1,177,064,447         $994,380,625
                                                                       --------------         ------------
                                                                       --------------         ------------


             The accompanying notes to financial statements
                are an integral part of these statements.


NOTES TO FINANCIAL STATEMENTS
March 31, 1998 (unaudited)
---------------------------------------------------------------------

(1) Summary of Significant Accounting Policies --
    Nicholas II, Inc. (the "Fund") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The primary objective of the Fund is growth in which income is a secondary consideration. To achieve its objective, the Fund invests in a diversified list of common stocks having growth potential. The following is a summary of the significant accounting policies of the Fund.

     (a) Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the last bid price. Most debt securities, excluding short-term investments, are valued at current evaluated bid price. Variable rate demand notes are valued at cost which approximates market value. U.S. Treasury Bills and commercial paper are stated at market value with the resultant difference between market value and original purchase price being recorded as interest income. Investment transactions are recorded no later than the first business day after the trade date. Cost amounts, as reported on the schedule of investments and the statement of assets and liabilities, are the same for Federal income tax purposes.

         The Fund currently holds 173,900 shares of Programming and Systems, Inc. and 57,966 shares of FRM Nexus, Inc. The Board of Directors and the management of the Fund have deemed the shares of both companies worthless.

    (b) Net realized gains and losses on common stocks and bonds were computed on the basis of specific certificates.

    (c) Provision has not been made for Federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

    (d) Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at fair market value on date of distribution.

    (e) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from the estimates.

(2) Investment Adviser and Management Agreement --
    The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the investment adviser based on 1/16th of 1% (.75 of 1% on an annual basis) of the average net asset value up to and including $50 million, 1/20th of 1% (0.6 of 1% on an annual basis) of the average net asset value over $50 million up to and including $100 million and 1/24th of 1% (0.5 of 1% on an annual basis) of the average net asset value in excess of $100 million. Also, the investment adviser may be reimbursed for clerical and administrative services rendered by its personnel. This advisory agreement is subject to an annual review by the Directors of the Fund.

(3) Net Unrealized Appreciation --
    Aggregate gross unrealized appreciation (depreciation) as of March 31, 1998, based on investment cost for Federal tax purposes is as follows:

         Aggregate gross unrealized appreciation on investments..................  $619,548,027
         Aggregate gross unrealized depreciation on investments...................   (9,873,014)
                                                                                   ------------
           Net unrealized appreciation ........................................... $609,675,013
                                                                                   ------------
                                                                                   ------------

(4) Investment Transactions --
    For the period ended March 31, 1998, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $69,041,366 and $77,026,342 respectively.

(5) Transactions with Affiliates --
    Following is an analysis of transactions with "affiliated companies" for the six months ended March 31, 1998, as defined by the Investment Company Act of 1940:

                                                                                                      Amount of
                                                                                         Amount of   Capital Gain
                                                                                         Dividends     Realized
                                                       Share Activity                    Credited      on Sale
                                         --------------------------------------------    to Income    of Shares
                                           Balance                           Balance     in Fiscal    in Fiscal
    Security Name                          9/30/97   Purchases     Sales     3/31/98        1998         1998
    -------------                         --------   ---------     -----     -------     ----------   ----------
Emeritus Corporation (a)                  621,000        --          --      621,000          --           --
Litchfield Financial Corporation          413,287        --          --      413,287       $24,797         --
                                                                                           -------    ----------
                                                                                           $24,797         --
                                                                                           -------    ----------
                                                                                           -------    ----------


(a) In addition to the common stock, the Fund holds $7,000,000 principal
    (par) value of an Emeritus Corporation convertible debenture at March 31, 1998. For the six months ended March 31, 1998, the Fund earned $218,174 in interest on this bond.


AUTOMATIC INVESTMENT PLAN - AN UPDATE (UNAUDITED)

The Nicholas Family of Funds' Automatic Investment Plan provides a simple method to dollar cost average into the fund(s) of your choice.

Dollar cost averaging involves making equal systematic investments over an extended time period. A fixed dollar investment will purchase more shares when the market is low and fewer shares when the market is high. The automatic investment plan is an excellent way for you to become a disciplined investor.

The following table illustrates what dollar cost averaging can achieve. Please note that past performance is no guarantee of future results. Nicholas Company recommends dollar cost averaging as a practical investment method. It should be consistently applied for long periods (5-10 years or more) so that investments are made through several market cycles. The table will be updated and appear in future financial reports issued by the Nicholas Family of Funds.

                                                                   Nicholas II
                                                                   ___________
     $1,000 initial investment on                                    10-17-83*
     Number of years of investing $100 on the last day of
          each month following the date of initial investment            14.5
     Total cash invested                                              $18,400
     Total dividends and capital gains distributions reinvested       $24,604
     Total full shares owned 3/31/98                                    1,853
     Total market value on 3/31/98                                    $77,943


The results above assume purchase on the last day of the month. The Nicholas Automatic Investment Plan actually invests on the 20th of each month (or on the alternate date specified by the investor). Total market value includes reinvestment of all distributions.

* Date of initial public offering.

NICHOLAS FAMILY OF FUNDS
Services Offered
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* IRAs
        *Traditional    *Educational
        *Roth           *SEP

*Self-employed Master Retirement Plan
        *Money Purchase *Profit Sharing

*Automatic Investment Plan

*Direct Deposite of Distributions

*Systematic Withdrawl Plan

*Monthly Automatic Exchange between Funds

*Telephone Redemption (Regular accounts only)

*Telephone Exchange

*24-hour Automated Account Information (800-544-6547)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Family of Funds.

                         800-227-5987


                        Officers and Directors

                          ALBERT O. NICHOLAS
                        President and Director

                           ROBERT H. BOCK
                              Director

                          MELVIN L. SCHULTZ
                              Director

                           RICHARD SEAMAN
                              Director

                          DAVID L. JOHNSON
                      Executive Vice President

                          THOMAS J. SAEGER
               Executive Vice President and Secretary

                          DAVID O. NICHOLAS
                        Senior Vice President

                          LYNN S. NICHOLAS
                        Senior Vice President

                           JEFFREY T. MAY
                Senior Vice President and Treasurer

                          CANDACE L. LESAK
                           Vice President

                           MARK J. GIESE
                          Vice President

                          KATHLEEN A. EVANS
                      Assistant Vice President

                          TRACY C. EBERLEIN
                      Assistant Vice President

                             Counsel
                 MICHAEL, BEST & FRIEDRICH LLP
                       Milwaukee, Wisconsin

                            Auditors
                       ARTHUR ANDERSON LLP
                      Milwaukee, Wisconsin

                       Investment Adviser
                      NICHOLAS COMPANY, INC.
                      Milwaukee, Wisconsin
                  414-272-6133 or 800-227-5987

                    Custodian and Transfer Agent
                       FIRSTAR TRUST COMPANY
                       Milwaukee, Wisconsin
                   414-276-0535 or 800-544-6547



        This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.